BIOLOGICAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
The live animals are represented by poultry and pork and segregated into consumables and animals for production. The rollforward of the biological assets are presented below:

The live animals are represented by poultry and pork and segregated into consumables and animals for production. The rollforward of the biological assets are presented below:

	Current						Non-current
	Live animals						Live animals
	Poultry		Pork		Total		Poultry		Pork		Forests		Total
	12.31.21	12.31.20	12.31.21	12.31.20	12.31.21	12.31.20	12.31.21	12.31.20	12.31.21	12.31.20	12.31.21	12.31.20	12.31.21	12.31.20
Beginning balance	868,428	615,685	1,260,582	987,354	2,129,010	1,603,039	472,053	414,668	425,252	337,804	324,444	328,553	1,221,749	1,081,025
Additions/Transfer	14,078,311	9,705,994	9,480,273	7,108,084	23,558,584	16,814,078	97,765	71,494	455,831	363,027	41,825	38,536	595,421	473,057
Changes in fair value (1)	2,628,793	2,059,397	511,574	368,019	3,140,367	2,427,416	105,385	51,660	(217,418)	(184,005)	16,443	21,711	(95,590)	(110,634)
Harvest	-	-	-	-	-	-	-	-	-	-	(57,818)	(59,586)	(57,818)	(59,586)
Write-off	-	-	-	-	-	-	-	-	-	-	(3,957)	(5,099)	(3,957)	(5,099)
Transfer between current and non-current	91,890	57,164	123,367	91,574	215,257	148,738	(91,890)	(57,164)	(123,367)	(91,574)	-	-	(215,257)	(148,738)
Transfer to assets held for sale	-	-	-	-	-	-	-	(10,389)	-	-	-	329	-	(10,060)
Transfer to inventories	(16,469,201)	(11,571,369)	(9,629,308)	(7,294,449)	(26,098,509)	(18,865,818)	-	-	-	-	-	-	-	-
Exchange variation	(44,788)	1,557	-	-	(44,788)	1,557	(30,066)	1,784	-	-	-	-	(30,066)	1,784
Ending balance	1,153,433	868,428	1,746,488	1,260,582	2,899,921	2,129,010	553,247	472,053	540,298	425,252	320,937	324,444	1,414,482	1,221,749
(1)	The change in the fair value of biological assets includes depreciation of breeders and depletion of forests in the amount of R$1,030,491 (R$876,976 on December 31, 2020).

The book value and estimated quantities of live animals are set forth below:

The book value and estimated quantities of live animals are set forth below:

	12.31.21		12.31.20
	Quantity (thousand of heads)	Book value	Quantity (thousand of heads)	Book value
Consumable biological assets
Immature poultry	197,859	1,153,433	199,877	868,428
Immature pork	4,469	1,746,488	4,204	1,260,582
Total current	202,328	2,899,921	204,081	2,129,010

Production biological assets
Immature poultry	6,170	192,017	7,320	188,967
Mature poultry	11,621	361,230	11,395	283,086
Immature pork	223	141,101	203	93,466
Mature pork	452	399,197	457	331,786
Total non-current	18,466	1,093,545	19,375	897,305
	220,794	3,993,466	223,456	3,026,315

The fair value of animals and forests is determined using unobservable inputs, using the best practices available in the valuation circumstances, therefore it is classified in the Level 3 of the fair value hierarchy. The main assumptions used in the measurement of the fair value of forests and their impact on measurement are presented below.

The fair value of animals and forests is determined using unobservable inputs, using the best practices available in the valuation circumstances, therefore it is classified in the Level 3 of the fair value hierarchy. The main assumptions used in the measurement of the fair value of forests and their impact on measurement are presented below.

The estimated fair value can change if:
Asset	Valuation methodology	Non observable significant inputs	Increase	Decrease
Forests	Income approach	Estimated price of standing wood	Increase in the price of wood	Decrease in the price of wood
		Productivity per hectare estimated	Increase in yield per hectare	Decrease in yield per hectare
		Harvest and transport cost	Decrease of harvest cost	Increase of harvest cost
		Discount rate	Descrease in discount rate	Increase in discount rate
Live animals	Cost approach	Price of the feed inputs	Increase in feed cost	Decrease in feed cost
		Storage costs	Increase in storage cost	Decrease in storage cost
		Outgrowers cost	Increase in outgrowers cost	Decrease in outgrowers cost